Subsequent Events (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Oct. 30, 2015	Oct. 17, 2015	Sep. 29, 2015	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Proceeds from issuance of common stock				$ 70,000
Unrelated Investor [Member] | Subsequent Event [Member]
Number of restricted shares issued	10,000	20,000	100,000
Proceeds from issuance of common stock	$ 10,000	$ 10,000	$ 50,000
Sale of stock price per share	$ 1.00	$ 0.50	$ 0.50